Acquisition Under Common Control (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Issuance of common stock for acquisition, shares		$ 1,183,581
Purchase Agreement [Member] | Benis Holdings [Member]
Aggregate business acquisition purchase price, amount	$ 221,800
Issuance of common stock for acquisition, shares	444,445
Common stock, par value	$ .0001
Issuance of common stock for acquisition, shares	$ 1,177,779
Percentage of annual earnings before taxes	50.00%